Document and Entity Information	12 Months Ended
Oct. 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	May 31, 2012
Registrant Name	JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND
Central Index Key	0000856671
Amendment Flag	false
Document Creation Date	Dec. 14, 2012
Document Effective Date	Dec. 14, 2012
Prospectus Date	Oct. 01, 2012